Property, Plant & Equipment	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant & Equipment	PROPERTY, PLANT & EQUIPMENT

($ in millions)
At December 31:	2024	2023
Land and land improvements	$179	$182
Buildings and building and leasehold improvements	4,825	5,333
Information technology equipment	8,895	9,223
Production, engineering, office and other equipment	3,792	3,385
Total—gross	17,691	18,122
Less: Accumulated depreciation	11,959	12,621
Total—net	$5,731	$5,501